Share Capital and Capital Reserve - Additional Information (Detail)				12 Months Ended
	Aug. 05, 2019 HKD ($) shares	Apr. 26, 2019 USD ($) shares	Apr. 10, 2019 USD ($) shares	Dec. 31, 2019 HKD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 HKD ($) shares	Dec. 31, 2017 HKD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares
Disclosure of classes of share capital [line items]
Increase (decrease) through exercise of warrants, equity				$ 94,197,600
Share capital
Proceeds from issue of shares				2,767,254,756		0	$ 0
Proceeds from warrant issue				$ 15,699,600	$ 2,000,000	0	$ 0
Description of warrant rights				one ordinary share	one ordinary share
Exercise price of warrant | $ / shares								$ 7.2
New issuance of shares				$ 782,393,491
Listing expense				58,300,000
AMTD ISG and AMTD SI [member]
Disclosure of classes of share capital [line items]
Percentage of equity interest issued							20.87%
Decrease in equity attributable to owners of parent							$ 34,009,199
Former Holding Company Of Subsidiary [Member]
Disclosure of classes of share capital [line items]
Due to former holding company				1,313,478,870
Initial Public Offer [Member]
Disclosure of classes of share capital [line items]
Share issuance costs	$ 1,507,200,000
Class B Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Share capital				$ 160,540		$ 156,998		$ 20,000
Shares Issued and fully paid | shares				204,526,628		200,000,001		204,526,628
Par value per share | $ / shares								$ 0.0001	$ 0.0001
Number of ordinary shares issued during the period | shares				4,526,627	4,526,627
Common stock shares outstanding | shares				204,526,628		0		204,526,628
Class B Ordinary Shares [Member] | Initial Public Offer [Member]
Disclosure of classes of share capital [line items]
Shares Issued and fully paid | shares				200,000,001				200,000,001
Class A ordinary shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) through exercise of warrants, equity			$ 10,000,000
Share capital				$ 32,162		$ 0
Shares Issued and fully paid | shares				41,084,851				41,084,851
Par value per share | $ / shares								$ 0.0001	$ 0.0001
Number of ordinary shares issued during the period | shares		8,236,838	1,666,666	7,307,692	7,307,692
Proceeds from issue of shares		$ 53,500,000
Common stock shares outstanding | shares				41,084,851		0		41,084,851
Class A ordinary shares [Member] | Initial Public Offer [Member]
Disclosure of classes of share capital [line items]
Shares Issued and fully paid | shares	23,873,655
American depository shares [member] | Initial Public Offer [Member]
Disclosure of classes of share capital [line items]
Shares Issued and fully paid | shares	23,873,655
Class A and Class B ordinary shares [member]
Disclosure of classes of share capital [line items]
Issue price per share | $ / shares								$ 8.45
New issuance of shares					$ 100,000,000